Leases - Summary of Maturities of Financing Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	$ 168,043
Less: interest	(72,432)
Less: tenant improvement allowance	(94)
Present value of financing liabilities	95,517
Less: short-term financing liabilities	(2,004)	$ (1,476)
Present value of long-term financing liabilities	93,513	$ 95,400
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	13,534
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	13,873
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	14,221
2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	14,578
2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	14,944
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financing payments	$ 96,893